Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets

	As of December 31,
(in thousands)	2020	2021
Prepaid advertising	€2,297	€5,078
Other prepaid expenses	4,132	4,968
Other assets	4,009	227
Total	€10,438	€10,273